Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt [Abstract]
Schedule of Outstanding of Debt

The following table presents the Company’s outstanding short-term debt as of December 31, 2024 and 2025:

	Annual		As of	As of
Name	interest rates	Term	December 31, 2024	December 31, 2025
			RMB	RMB	US$
Short-term loans
Short-term bank loans	2.30%-5.00%	0.5-1 year	110,021	113,151	16,181

The following table presents the Company’s long-term debt as of December 31, 2024 and 2025:

	Annual		As of	As of
	interest rates	Term	December 31, 2024	December 31, 2025
			RMB	RMB	US$
Long-term debt, current portion	5.55% - 10.46%	3-4.5 years	2,827	296	42
Long-term debt, non-current portion	5.55% - 10.46%	3-4.5 years	4,706	—	—
Total			7,533	296	42